Income Tax	6 Months Ended
Apr. 30, 2025
Income Tax [Abstract]
INCOME TAX

NOTE 18 — INCOME TAX

Cayman Islands

Under the current laws of the Cayman Islands, entities are not subject to tax on income or capital gain. In addition, payments of dividends by the Company to their shareholders are not subject to withholding tax in the Cayman Islands.

Hong Kong

Park Ha Biological Technology (HK) Co., Ltd. is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Park Ha Biological Technology (HK) Co., Ltd. did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax laws, Park Ha Biological Technology (HK) Co., Ltd.is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends for the six months ended April 30, 2025 and April 30, 2024.

China, PRC

The Company in general is subject to profits tax rate at 25% for income generated for its operation in China and net operating losses can be carried forward for no longer than five years starting from the year subsequent to the year in which the loss was incurred.

In accordance with the implementation rules of EIT Laws, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for the HNTE certificate when the prior certificate expires. “Park Ha Jiangsu” obtained its HNTE certificate on November 6, 2024. Therefore, “Park Ha Jiangsu” is eligible to enjoy a preferential tax rate of 15% from 2024 to 2026 to the extent it has taxable income under the EIT Law..

Announcement No. 12 [2023] of the Ministry of Finance and the State Taxation Administration stipulates that the preferential corporate income tax (CIT) policy for small and low-profit enterprises (SLPEs) — reducing taxable income by 25% and applying a 20% tax rate — shall be extended until December 31, 2027.Wuxi Muchen and Wuxi Mufeng , with annual taxable income not exceeding RMB 1 million for the six months ended April 30, 2025, qualify as SLPEs. As such, 25% of their taxable income is subject to CIT at the reduced rate of 20%.

Announcement No. 12 [2023] of the Ministry of Finance and the State Taxation Administration on Further Tax and Fee Support Policies for Micro and Small Enterprises and Individual Businesses From January 1, 2023, to December 31, 2027, 50% of the personal income tax (PIT) payable on the portion of an individual business’s annual taxable income not exceeding RMB 2 million shall be exempted. Individual businesses may enjoy this preferential policy cumulatively with other existing PIT incentives. Huishan Yiyayue , as an individual business with taxable income not exceeding RMB 1 million for the six months ended April 30, 2025, is eligible for a 50% reduction in PIT on its business income, which is subject to the five-tier progressive tax rates.

Income taxes in the PRC are consist of:

	For the Six Months Ended
	April 30,
	2025	2024
Current income tax expense	180,939	51,179
Deferred income tax benefit	(1,993)	(6,793)
Total income tax expense	178,946	44,386

The net taxable income before income taxes and its provision for income taxes comprised of the following:

	For the Six Months Ended
	April 30,
	2025	2024
(Loss) Income attributed to China	(19,657,048)	93,286
PRC statutory tax rate	25%	25%
Income tax expense at PRC statutory income tax rate	(4,914,262)	23,322
Tax effect of preferential tax treatments	5,059,645	2,706
Research and development credit	(3,913)	(3,013)
Non-deductible expenses	1,862	13,472
Change in valuation allowance	35,614	7,899
Tax expense, net	178,946	44,386

As of April 30, 2025and October 31, 2024, deferred tax assets consist of the following:

	As of
	April 30, 2025	October 31, 2024
Net operating losses carried forward in the PRC	119,211	85,404
Allowance of expected credit loss	57,118	56,310
Total	176,329	141,714
Less: Valuation allowance	(119,211)	(85,404)
Deferred tax assets, net	57,118	56,310

As of April 30, 2025 and October 31, 2024, the Company’s PRC entities had net operating loss carryforwards of approximately $0.67 million and $0.47 million, respectively which will start to expire from 2025. The Company reviews deferred tax assets for a valuation allowance based upon whether it is more likely than not that the deferred tax asset will not be fully realized. As of April 30, 2025 and October 31, 2024, full valuation allowance is provided against the deferred tax assets related to the Company’s net operating loss carryforwards based upon management’s assessment as to their realization.